Fair Value Measurement - Reconciliation of Beginning and Ending Balances for Level 3 Contingent Liabilities (Detail) - Level 3 - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 32.3	$ 19.9
Additions	1.7
Fair value adjustments	(8.7)	6.8
Balance at end of period	0.6	25.1
Earnout Payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payments made for contingent liabilities	(1.5)	$ (1.6)
Change of Control | Class A Common Stock | RSUs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payments made for contingent liabilities	$ (23.2)